Inventories (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Inventories [Abstract]
Raw materials	$ 1,186,467	$ 1,985,131
Finished goods	726,373	467,757
Provision for obsolete inventories	(106,628)	(2,022)
Inventories	$ 1,806,212	$ 2,450,866